   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 10, 1999.

                        SECURITIES ACT FILE NO. 333-88929

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                               -------------------

                                    FORM N-14
                             REGISTRATION STATEMENT
                                      UNDER
                         THE SECURITIES ACT OF 1933 [X]

                       PRE-EFFECTIVE AMENDMENT NO. 1 [ X ]

                        POST-EFFECTIVE AMENDMENT NO. [ ]

                             SMITH BARNEY MUNI FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 388 Greenwich Street, New York, New York 10013
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 816-6474
                  (REGISTRANT'S AREA CODE AND TELEPHONE NUMBER)

                            CHRISTINA T. SYDOR, ESQ.
                             Smith Barney Muni Funds
                              388 Greenwich Street,
                            New York, New York 10013
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 WITH COPIES TO:

 BURTON M. LEIBERT, ESQ.                          DAVID M. CARTER, ESQ.
Willkie Farr & Gallagher                            Hunton & Williams
   787 Seventh Avenue                     600 Peachtree Street, N.E., Suite 4100
 New York, NY 10019-6099                       Atlanta, Georgia 30308-2216


     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Registration Statement becomes effective.

                      TITLE OF SECURITIES BEING REGISTERED:
    Shares of Beneficial Interest ($.001 par value) of the Georgia Portfolio, a Series of the Registrant
                               -------------------

     The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).


     Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

================================================================================

                                     PART A
             INFORMATION REQUIRED IN THE PROXY STATEMENT/PROSPECTUS

                                     PART B
         INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION

                                     PART C
                                OTHER INFORMATION

Parts A, B and C of this Registration Statement on Form N-14 (the "Registration Statement") are incorporated by reference into this Pre-Effective Amendment No. 1 to the Registration Statement from the initial filing of the Registration Statement with the Securities and Exchange Commission on October 13, 1999, except for part 14(a) of Item 16 of the Registration Statement which is amended as indicated in Part C.

                                     PART C

                                OTHER INFORMATION

ITEM 16. EXHIBITS

     14. (a)   Consent of KPMG LLP. Filed herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 5th day of November, 1999.


                                      SMITH BARNEY MUNI FUNDS

                                      By:  /s/ Heath B. McLendon
                                           ------------------------------
                                           Heath B. McLendon
                                           President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                              TITLE                       DATE
---------                              -----                       ----
/s/ Heath B. McLendon                  President,                  November 5, 1999
----------------------------------     Chief Executive Officer
Heath B. McLendon                      and Trustee

/s/ Lee Abraham*                       Trustee                     November 5, 1999
----------------------------------
Lee Abraham

/s/ Allan J. Bloostein*                Trustee                     November 5, 1999
----------------------------------
Allan J. Bloostein

/s/ Jane F. Dasher*                    Trustee                     November 5, 1999
----------------------------------
Jane F. Dasher

/s/ Donald R. Foley*                   Trustee                     November 5, 1999
----------------------------------
Donald R. Foley

/s/ Paul Hardin III*                   Trustee                     November 5, 1999
----------------------------------
Paul Hardin III

/s/ Richard E. Hanson*                 Trustee                     November 5, 1999
----------------------------------
Richard E. Hanson





/s/ Roderick C. Rasmussen*             Trustee                     November 5, 1999
----------------------------------
Roderick C. Rasmussen

/s/ John P. Toolan*                    Trustee                     November 5, 1999
----------------------------------
John P. Toolan

/s/ Lewis E. Daidone                   Senior Vice President       November 5, 1999
----------------------------------     and Treasurer
Lewis E. Daidone

*By: /s/ Christina T. Sydor            Secretary                   November 5, 1999
     -----------------------------
     Christina T. Sydor
     Pursuant to Power of Attorney